Related Party Transactions (Details Textual) - USD ($)	1 Months Ended							12 Months Ended
	Nov. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Apr. 16, 2015	Mar. 31, 2014	Nov. 30, 2013	Jun. 30, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Aug. 31, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Common Stock, Shares, Issued			1,188,307					3,741,944	1,188,307	10,845,566
Debt Instrument, Face Amount											$ 5,200,000
Proceeds from Related Party Debt								$ 0	$ 7,400,000
Joshua Disbrow [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	166,666
Jarrett Disbrow [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	166,666
Gregory Gould [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	66,666
Gary Cantrell [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	33,333
Ampio [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued				396,816
Ampio [Member] | Second Installment [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Property Subject to or Available for Operating Lease, Net, Total					$ 615,000
Ampio [Member] | Second Installment [Member] | After Amendment [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Operating Lease Monthly Rental Payment							$ 6,000
Ampio [Member] | First Installment [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Prepaid Expenses Amortization Period					60 months 15 days
Lease Agreements Maturity Period								March 2019
Ampio [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Cash Advances For Short Term Loans						$ 500,000
Long-term Line of Credit					$ 3,000,000	$ 3,000,000
Debt Instrument, Term					1 year	1 year
Ampio [Member] | Ampio Loan Agreement [Member] | Vyrix Pharmaceuticals Inc [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity				$ 4,000,000								$ 1,600,000
Ampio [Member] | Ampio Loan Agreement [Member] | Vyrix Pharmaceuticals Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												3.11%
Ampio [Member] | Ampio Loan Agreement [Member] | Vyrix Pharmaceuticals Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												3.32%
Ampio [Member] | Ampio Loan Agreement [Member] | Luoxis Diagnostics [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity				8,000,000								$ 3,000,000
Ampio [Member] | Ampio Loan Agreement [Member] | Luoxis Diagnostics [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												3.11%
Ampio [Member] | Ampio Loan Agreement [Member] | Luoxis Diagnostics [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												3.32%
Ampio [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				10,000,000
Debt Instrument, Decrease, Forgiveness				12,000,000
Proceeds from Related Party Debt		$ 5,000,000	$ 5,000,000	10,000,000
Ampio [Member] | Promissory Note [Member] | Vyrix Pharmaceuticals Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness				4,000,000
Ampio [Member] | Promissory Note [Member] | Luoxis Diagnostics [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness				$ 8,000,000